REVENUES	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The tables below summarize the Corporation’s segment revenues by type of revenue for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30, 2026
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,661	$495	$3,619	$5,775
Other revenues	455	267	—	722
Total revenues	$2,116	$762	$3,619	$6,497

	Six Months Ended June 30, 2026
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$3,241	$986	$7,254	$11,481
Other revenues	921	531	—	1,452
Total revenues	$4,162	$1,517	$7,254	$12,933

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,974	$485	$3,548	$6,007
Other revenues	405	279	4	688
Total revenues	$2,379	$764	$3,552	$6,695

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$4,039	$955	$7,070	$12,064
Other revenues	832	540	8	1,380
Total revenues	$4,871	$1,495	$7,078	$13,444
(b)Timing of recognition of revenues from contracts with customers
The tables below summarize the Corporation’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30, 2026
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$166	$190	$3,503	$3,859
Services transferred over a period of time	1,495	305	116	1,916
Total revenues from contracts with customers	$1,661	$495	$3,619	$5,775

	Six Months Ended June 30, 2026
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$345	$361	$7,039	$7,745
Services transferred over a period of time	2,896	625	215	3,736
Total revenues from contracts with customers	$3,241	$986	$7,254	$11,481

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$487	$169	$3,436	$4,092
Services transferred over a period of time	1,487	316	112	1,915
Total revenues from contracts with customers	$1,974	$485	$3,548	$6,007

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$1,089	$332	$6,873	$8,294
Services transferred over a period of time	2,950	623	197	3,770
Total revenues from contracts with customers	$4,039	$955	$7,070	$12,064
(c)Revenues by geography
The tables below summarize the Corporation’s segment revenues by geography for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30, 2026
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$400	$188	$1,524	$2,112
Europe	—	127	815	942
Australia	578	53	27	658
Brazil	276	3	363	642
United Kingdom	289	77	66	432
Mexico	—	—	362	362
Canada	115	16	113	244
Other	3	31	349	383
Total revenues from contracts with customers	$1,661	$495	$3,619	$5,775
Other revenues	455	267	—	722
Total revenues	$2,116	$762	$3,619	$6,497

	Six Months Ended June 30, 2026
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	809	382	2,986	4,177
Europe	—	254	1,735	1,989
Australia	1,097	102	51	1,250
Brazil	542	9	693	1,244
United Kingdom	$573	$152	$142	$867
Mexico	1	—	677	678
Canada	213	26	253	492
Other	6	61	717	784
Total revenues from contracts with customers	$3,241	$986	$7,254	$11,481
Other revenues	921	531	—	1,452
Total revenues	$4,162	$1,517	$7,254	$12,933

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$398	$184	$1,526	$2,108
Europe	—	129	838	967
Australia	962	53	31	1,046
Brazil	225	3	303	531
United Kingdom	299	77	77	453
Mexico	—	—	299	299
Canada	87	11	129	227
Other	3	28	345	376
Total revenues from contracts with customers	$1,974	$485	$3,548	$6,007
Other revenues	405	279	4	688
Total revenues	$2,379	$764	$3,552	$6,695

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	809	366	3,011	4,186
Europe	—	256	1,706	1,962
Australia	2,007	94	58	2,159
Brazil	433	12	582	1,027
United Kingdom	$611	$150	$151	$912
Mexico	—	—	586	586
Canada	166	23	268	457
Other	13	54	708	775
Total revenues from contracts with customers	$4,039	$955	$7,070	$12,064
Other revenues	832	540	8	1,380
Total revenues	$4,871	$1,495	$7,078	$13,444